Significant actuarial assumptions used were as follows: (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-financial Assets And Liabilities
Discount rate	5.00%	4.00%	5.00%
Salaries increase	1.00%	1.00%	1.00%
Average inflation	54.00%	46.00%	27.00%